Financial debt - Short-term financial debt (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial debt [Line Items]
Total short-term debt	$ 500,081	$ 848,061	$ 3,440,399
Loan in the amount of 70,000 thousand dollars, maturing in January 2020, at LIBOR (3) rate plus 0.62 percentage points
Disclosure of financial debt [Line Items]
Total short-term debt	0	0	1,322,176
Loan denominated in pesos, maturing in January 2020, at TIIE (1) rate plus 0.50 percentage points
Disclosure of financial debt [Line Items]
Total short-term debt	0	0	50,000
Loan in the amount of 80,000 thousand dollars, maturing in February 2020, at LIBOR6 (4) rate plus 0.35 percentage points
Disclosure of financial debt [Line Items]
Total short-term debt	0	0	1,509,015
Loan denominated in pesos, maturing in February 2020, at TIIE (1) rate plus 1.05 percentage points
Disclosure of financial debt [Line Items]
Total short-term debt	0	0	449,572
Loan denominated in pesos, maturing in May 2020, at TIIE (1) rate plus 1.05 percentage points
Disclosure of financial debt [Line Items]
Total short-term debt	0	0	99,678
Loan denominated in pesos, maturing in June 2020, at TIIE (1) rate plus 0.50 percentage points
Disclosure of financial debt [Line Items]
Total short-term debt	0	0	9,958
Loan in the amount of 39,000 thousand dollars, maturing in January 2021, at LIBOR (3) rate plus 0.60 percentage points
Disclosure of financial debt [Line Items]
Total short-term debt	0	778,050	0
Loan denominated in pesos, maturing in February 2021, at TIIE (1) rate plus 0.90 percentage points
Disclosure of financial debt [Line Items]
Total short-term debt	0	70,011	0
Loan denominated in pesos, maturing in December 2022, at TIIE (1) rate plus 0.29 percentage points
Disclosure of financial debt [Line Items]
Total short-term debt	$ 500,081	$ 0	$ 0